Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt [Abstract]
Schedule of Estimated Future Minimum Principal Payments of Vehicle Loans

As of September 30, 2025, estimated future minimum principal payments of vehicle loans were as follows:

Year Ending December 31,	Amount
2025 (remaining)	$5,488
2026	23,526
2027	26,264
2028	29,322
Total	84,600
Less: current portion	(22,887)
Total long-term debt	$61,713

The following table presents the maturity analysis of the long-term debt as of December 31, 2024:

Years
2025	$291,036
2026	299,254
2027	135,976
2028	61,392
Total debt	787,659
Less current portion	291,036
Long-term debt	$496,623